Staff costs - Digital transformation award (Details) € in Millions, customer in Millions	12 Months Ended
Dec. 31, 2021 EUR (€) country case numberOfSalesPrograms numberOfGeographies numberOfPerson customer market
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Digital Transformation Award
Share-based payment arrangement
Maximum beneficiaries (in employees) | numberOfPerson	250
Maximum amount of incentive | €	€ 30.0
Number of markets with OpenBank | market	3
Minimum number of countries with SuperDigital, excluding Brazil	1
Percent awarded in shares	50.00%
Percent awarded in options over shares	50.00%
Options, vesting period	10 years
Digital Transformation Award | Maximum
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Digital Transformation Award | Minimum
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Digital Transformation Award 2020
Share-based payment arrangement
Number of geographies with global merchant services platform | numberOfGeographies	3
Number of geographies with global trade services platform | numberOfGeographies	8
Number of geographies with global platform SuperDigital	4
Number of priority use cases with machine learning deployment | case	4
Number of sales programs with conversion rate optimization roll-out | numberOfSalesPrograms	40
Number of countries with PagoFX global platform	4
Digital Transformation Award 2021
Share-based payment arrangement
Number of countries with Superdigital implemented	7
Number of active customers using Pago Nxt | customer	1.5
Number of customers acquired in Pago Nxt (in percentage)	50.00%
Maximum number of active countries with One Common Mobile Experience	4
Minimum number of active countries with One Common Mobile Experience	3
Minimum number of countries with One Common Mobile Experience as top three rated entity	2
Maximum number of countries with One Common Mobile Experience as top three rated entity	4
Minimum migratable virtual machines on cloud technology (in percentage)	75.00%
Digital Transformation Award 2020 & 2021
Share-based payment arrangement
Options, vesting period	8 years
Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Deferred multiyear objectives variable remuneration plan first cycle | Maximum | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold | €	€ 2.7
Deferred multiyear objectives variable remuneration plan first cycle | Minimum | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold | €	€ 1.7